Business combinations - Narrative (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Jul. 01, 2025	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Goodwill	£ 478,156		£ 473,296
Class35 Limited
Disclosure of detailed information about business combination [line items]
Cash transferred		£ 3,300
Equity interests of acquirer		600
Deferred consideration, acquisition-date fair value		100
Identifiable assets acquired (liabilities assumed)		1,400
Customer-related intangible assets recognised as of acquisition date		300
Goodwill		£ 2,300